RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

Note 10 - RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2025, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2025 and 2024, due to related parties consisted the following:

	December 31,			Interest	Exchange Rate	December 31,
	2024	Received	Repayment	Expenses	Translation	2025
Yufeng Mi	4,503	-	(4,503)	-	-	-
HongKong Kisen (1)	2,195,948	604,943	(2,209,100)	340	-	592,131
Total due to related parties	2,200,451	604,943	(2,213,603)	340	-	592,131

(1)	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen for borrowings of $10,000,000, bearing interest at an annual rate of 0.1% with a term of 10 months, to fund the Company's working capital requirements. Effective January 1, 2023, the parties mutually agreed to terminate the agreement and entered into a new loan agreement providing for borrowings of up to $20,000,000 at an annual interest rate of 0.1%, with an original maturity date of December 31, 2023, which was subsequently extended to December 31, 2024.

On December 20, 2024, the Company and HongKong Kisen mutually agreed to terminate the existing loan agreement and entered into a new loan agreement providing for borrowings of up to $5,000,000, bearing interest at an annual rate of 0.1% with a term of three years.

During 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316.

During 2024, the Company borrowed $962,000 from HongKong Kisen and repaid $8,021,693, generating interest expense of $9,565.

During 2025, the Company borrowed $604,943 from HongKong Kisen and repaid $2,209,100, generating interest expense of $340.